Material accounting policies - Schedule of Short Term Accounts Payable (Details)	3 Months Ended
	Dec. 31, 2025 USD ($) investmentProperty	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) investmentProperty	Dec. 31, 2023 USD ($) investmentProperty	Dec. 31, 2022 USD ($)
Disclosure of financial liabilities [line items]
Construction in-progress	$ 5,062,001		$ 1,622,188	$ 6,421,225
Land	23,937,534		7,431,219	275,230
Existing properties	1,149,283		4,217,995	5,107,983
Others accounts payables	650,097		922,898	1,384,528
Short-term accounts payable	$ 30,798,915		$ 14,194,300	$ 13,188,966
Number of investment properties that began construction | investmentProperty	3		12	10
Long-term payable	$ 23,413,771		$ 0	$ 7,706,450	$ 7,889,937
Short-term liability			$ 7,431,219
Annual interest rate (in percent)	4.98%		4.98%	4.98%
Accrues Interest at Annual Rate
Disclosure of financial liabilities [line items]
Annual interest rate (in percent)	5.75%
Land
Disclosure of financial liabilities [line items]
Additions other than through business combinations, property, plant and equipment	$ 97,020,817	$ 8,256,912
Quarterly installment amount		91,744
Final payment amount	47,351,305	$ 7,431,219
Entity up front payment	$ 46,827,543